Segment Information - Net Revenue from Customers Representing at Least 10% of Total Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of major customers [Line Items]
Net revenue	$ 23,517,064	$ 765,280	$ 27,400,035	$ 23,011,381
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Customer A [member]
Disclosure of major customers [Line Items]
Net revenue	$ 4,705,064		$ 5,681,277	$ 5,088,544
Percentage of total revenue	20.00%	20.00%	21.00%	22.00%
Customer B [Member]
Disclosure of major customers [Line Items]
Net revenue	$ 1,868,583		$ 2,484,611	$ 2,365,945
Percentage of total revenue	8.00%	8.00%	9.00%	10.00%
Customer K [member]
Disclosure of major customers [Line Items]
Net revenue	$ 1,830,076		$ 2,519,631	$ 2,332,914
Percentage of total revenue	8.00%	8.00%	9.00%	10.00%
Customer M [Member]
Disclosure of major customers [Line Items]
Net revenue	$ 2,278,645		$ 2,832,088	$ 1,674,801
Percentage of total revenue	10.00%	10.00%	10.00%	7.00%